UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2013 Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares               Value ($)
                                                                                      -----------------------------------

Common Stocks 30.1%
Consumer Discretionary 3.3%
Media 1.6%
Comcast Corp. "A"*                                                                          6,700                194,568
Interpublic Group of Companies, Inc.*                                                      10,400                127,504
Time Warner, Inc.*                                                                         19,400                322,816
Viacom, Inc. "B"                                                                            7,630                278,419
                                                                                                              ----------
                                                                                                                 923,307

Multiline Retail 0.7%
Dollar General Corp.                                                                        5,700                109,725
Target Corp.                                                                                5,400                270,108
                                                                                                              ----------
                                                                                                                 379,833

Specialty Retail 1.0%
Sherwin-Williams Co.                                                                        3,300                140,976
Staples, Inc.                                                                               8,800                261,712
The Gap, Inc.                                                                               8,300                165,834
                                                                                                              ----------
                                                                                                                 568,522

Consumer Staples 2.4%
Beverages 0.8%
Anheuser-Busch Companies, Inc.                                                              2,000                 99,900
PepsiCo, Inc.                                                                               4,600                228,068
The Coca-Cola Co.                                                                           2,900                117,914
                                                                                                              ----------
                                                                                                                 445,882

Food & Drug Retailing 0.6%
Safeway, Inc.*                                                                              5,000                 91,200
Wal-Mart Stores, Inc.                                                                       4,700                253,424
                                                                                                              ----------
                                                                                                                 344,624

Food Products 0.5%
Dean Foods Co.*                                                                             2,100                 62,685
General Mills, Inc.                                                                         2,000                 88,500
Hershey Foods Corp.                                                                         3,000                152,070
                                                                                                              ----------
                                                                                                                 303,255

Personal Products 0.3%
Avon Products, Inc.                                                                         4,300                170,065
                                                                                                              ----------
Tobacco 0.2%
Altria Group, Inc.                                                                          2,500                121,150
                                                                                                              ----------
Energy 2.4%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.                                                                          3,700                158,471
                                                                                                              ----------
Oil & Gas 2.1%
ChevronTexaco Corp.                                                                         4,600                244,076
Devon Energy Corp.                                                                          1,800                133,146
ExxonMobil Corp.                                                                           16,656                819,808
                                                                                                              ----------
                                                                                                               1,197,030

Financials 5.5%
Banks 1.5%
Bank of America Corp.                                                                       9,000                403,110
US Bancorp.                                                                                 4,800                137,328
Wachovia Corp.                                                                              6,100                300,181
                                                                                                              ----------
                                                                                                                 840,619

Capital Markets 1.1%
Lehman Brothers Holdings, Inc.                                                              2,900                238,235
Morgan Stanley                                                                              7,700                393,393
                                                                                                              ----------
                                                                                                                 631,628

Diversified Financial Services 1.6%
Citigroup, Inc.                                                                            13,133                582,711
Fannie Mae                                                                                  1,900                133,285
JPMorgan Chase & Co.                                                                        5,700                220,020
                                                                                                              ----------
                                                                                                                 936,016

Insurance 1.3%
Ambac Financial Group, Inc.                                                                 2,000                156,120
American International Group, Inc.                                                          4,625                280,784
Hartford Financial Services Group, Inc.                                                     2,500                146,200
MetLife, Inc.                                                                               4,800                184,080
                                                                                                              ----------
                                                                                                                 767,184

Health Care 3.7%
Biotechnology 0.5%
Amgen, Inc.*                                                                                4,900                278,320
                                                                                                              ----------
Health Care Equipment & Supplies 0.7%
Biomet, Inc.                                                                                5,000                233,400
Guidant Corp.                                                                               2,300                153,226
                                                                                                              ----------
                                                                                                                 386,626

Health Care Providers & Services 0.4%
Anthem, Inc.*                                                                               1,200                 96,480
Caremark Rx, Inc.*                                                                          4,600                137,862
                                                                                                              ----------
                                                                                                                 234,342

Pharmaceuticals 2.1%
Allergan, Inc.                                                                              2,000                143,120
Eli Lilly & Co.                                                                             1,900                104,329
Johnson & Johnson                                                                           6,760                394,649
Pfizer, Inc.                                                                               16,650                482,017
Wyeth                                                                                       2,500                 99,125
                                                                                                              ----------
                                                                                                               1,223,240

Industrials 4.0%
Aerospace & Defense 1.1%
Honeywell International, Inc.                                                               7,500                252,600
United Technologies Corp.                                                                   3,800                352,716
                                                                                                              ----------
                                                                                                                 605,316

Industrial Conglomerates 2.0%
3M Co.                                                                                      2,700                209,439
General Electric Co.                                                                       20,800                709,696
Tyco International Ltd.                                                                     8,300                258,545
                                                                                                              ----------
                                                                                                               1,177,680

Machinery 0.9%
Deere & Co.                                                                                 3,100                185,318
Parker-Hannifin Corp.                                                                       5,000                353,150
                                                                                                              ----------
                                                                                                                 538,468

Information Technology 5.6%
Communications Equipment 0.9%
Cisco Systems, Inc.*                                                                       19,800                380,358
Motorola, Inc.                                                                              9,700                167,422
                                                                                                              ----------
                                                                                                                 547,780

Computers & Peripherals 1.3%
Dell, Inc.*                                                                                 5,800                203,348
EMC Corp.*                                                                                 19,000                244,530
International Business Machines Corp.                                                       3,050                273,738
                                                                                                              ----------
                                                                                                                 721,616

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                               4,000                144,760
                                                                                                              ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                         5,800                140,418
                                                                                                              ----------
Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.*                                                                               5,200                118,196
Analog Devices, Inc.                                                                        2,800                112,728
Texas Instruments, Inc.                                                                     8,400                205,380
                                                                                                              ----------
                                                                                                                 436,304

Software 2.1%
Microsoft Corp.                                                                            26,400                738,936
Oracle Corp.*                                                                              20,600                260,796
Symantec Corp.*                                                                             2,400                136,656
VERITAS Software Corp.*                                                                     4,400                 96,272
                                                                                                              ----------
                                                                                                               1,232,660

Materials 1.1%
Chemicals 0.5%
E.I. du Pont de Nemours & Co.                                                               3,100                132,897
Monsanto Co.                                                                                4,200                179,550
                                                                                                              ----------
                                                                                                                 312,447

Metals & Mining 0.3%
Alcoa, Inc.                                                                                 4,400                143,000
                                                                                                              ----------
Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                       5,300                183,327
                                                                                                              ----------
Telecommunication Services 0.9%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                2,500                137,325
Sprint Corp.                                                                                6,300                131,985
Verizon Communications, Inc.                                                                6,100                238,510
                                                                                                              ----------
                                                                                                                 507,820

Utilities 1.2%
Electric Utilities
Entergy Corp.                                                                               2,400                156,864
Exelon Corp.                                                                                7,100                281,302
PG&E Corp.*                                                                                 4,900                156,995
TXU Corp.                                                                                   1,700                104,074
                                                                                                              ----------
                                                                                                                 699,235


Total Common Stocks (Cost $13,333,699)                                                                        17,300,945
                                                                                                              ----------
                                                                                       Principal
                                                                                       Amount ($)               Value ($)
                                                                                       ----------               ---------

US Government Backed 69.7%

US Treasury STRIPs Principal Only, 4.099%**, 2/15/2015 (c)
(Cost $39,195,605)                                                                     56,210,000             40,152,602

                                                                                           Shares               Value ($)

Securities Lending Collateral 30.0%

Daily Assets Fund Institutional 1.80% (b)(d)
(Cost $17,257,797)                                                                     17,257,797             17,257,797

Cash Equivalents 0.4%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $233,533)                                                                           233,533                233,533
                                                                                                              ----------

                                                                                           % of
                                                                                         Net Assets            Value ($)
                                                                                         ----------            ---------

Total Investment Portfolio  (Cost $70,020,634)                                              130.2             74,944,877
Other Assets and Liabilities, Net                                                           -30.2            -17,365,407
                                                                                                            ------------
Net Assets                                                                                  100.0             57,579,470
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $16,972,785, which is 29.5% of total net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2013 Fund


By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2013 Fund

By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004